Summary of significant accounting policies - Contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Unbilled loans mature amounted	$ 0	$ 0
Balance	10,000	7,000	$ 3,000
Revenue recognized from beginning contract liability balance	(10,000)	(7,000)	(3,000)
Advances received from customers related to unsatisfied performance obligations	13,000	10,000	7,000
Balance	$ 13,000	$ 10,000	$ 7,000